Interim consolidated statement of changes in equity - GBP (£) £ in Thousands	Share capital	Share premium	Treasury shares	Merger reserve	Hedging reserve	Retained earnings	Total
Balance at beginning of the period at Jun. 30, 2019	£ 53	£ 68,822		£ 249,030	£ (35,544)	£ 132,841	£ 415,202
Comprehensive income (loss)
Profit/(loss) for the period						36,135	36,135
Cash flow hedges					9,904		9,904
Tax credit/(expense) relating to movements on hedges					(607)		(607)
Total comprehensive income/(loss) for the period					9,297	36,135	45,432
Acquisition of treasury shares			£ 0
Equity-settled share-based payments						365	365
Dividends paid							0
Balance at end of the period at Dec. 31, 2019	53	68,822		249,030	(26,247)	169,341	460,999
Comprehensive income (loss)
Profit/(loss) for the period						(59,368)	(59,368)
Cash flow hedges					(7,027)		(7,027)
Tax credit/(expense) relating to movements on hedges					709		709
Total comprehensive income/(loss) for the period					(6,318)	(59,368)	(65,686)
Acquisition of treasury shares			(21,305)				(21,305)
Equity-settled share-based payments						(453)	(453)
Dividends paid						(23,229)	(23,229)
Balance at end of the period at Jun. 30, 2020	53	68,822	(21,305)	249,030	(32,565)	87,197	351,232
Comprehensive income (loss)
Profit/(loss) for the period						33,558	33,558
Cash flow hedges					19,246		19,246
Tax credit/(expense) relating to movements on hedges					(210)		(210)
Total comprehensive income/(loss) for the period					19,036	33,558	52,594
Acquisition of treasury shares			0
Equity-settled share-based payments						1,753	1,753
Dividends paid							0
Balance at end of the period at Dec. 31, 2020	£ 53	£ 68,822	£ (21,305)	£ 249,030	£ (13,529)	£ 122,508	£ 405,579